SUPPLEMENT DATED AUGUST 1, 2006 TO THE PACIFIC FUNDS

CLASS A, B, AND C SHARES AND
CLASS R SHARES PROSPECTUSES, BOTH DATED JULY 1, 2006

This supplement changes the Pacific Funds Class A, B, and C Shares Prospectus dated July 1, 2006 (Class A, B, and C Shares Prospectus), and the Pacific Funds Class R Shares Prospectus dated July 1, 2006 (Class R Shares Prospectus). This supplement must be preceded or accompanied by the applicable Pacific Funds prospectus. Remember to review the applicable prospectus for other important information.

Expense cap reduced effective September 1, 2006

Pacific Life has contractually agreed to further reduce the expense cap for the underlying funds from 0.45% to 0.30% for the period September 1, 2006 through December 31, 2007.

The operating expense table for the Portfolio Optimization Funds found on page 20 of the Class A, B, and C Shares Prospectus is replaced with the following effective September 1, 2006:

	DIRECT

	Advisory	Distribution and Service			Other	Total Annual
Fund	Fees	Fees (12b-1)[1]			Expenses[2]	Operating Expenses

Class		A	B	C		A	B	C

Model A	0.00%	0.50%	1.00%	1.00%	1.07%	1.57%	2.07%	2.07%

Model B	0.00%	0.50%	1.00%	1.00%	0.82%	1.32%	1.82%	1.82%

Model C	0.00%	0.50%	1.00%	1.00%	0.70%	1.20%	1.70%	1.70%

Model D	0.00%	0.50%	1.00%	1.00%	0.69%	1.19%	1.69%	1.69%

Model E	0.00%	0.50%	1.00%	1.00%	0.79%	1.29%	1.79%	1.79%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	DIRECT									DIRECT AND INDIRECT

	Less: Reduction/
	Reimbursement by						Net Operating			Net Operating
Fund	Adviser/Distributor[3]						Expenses[1]			Expenses[4]

Class	A		B		C		A	B	C	A	B	C

Model A	(1.54%	)	(1.54%	)	(1.54%	)	0.03%	0.53%	0.53%	1.44%	1.94%	1.94%

Model B	(1.30%	)	(1.30%	)	(1.30%	)	0.02%	0.52%	0.52%	1.52%	2.02%	2.02%

Model C	(1.20%	)	(1.20%	)	(1.20%	)	0.00%	0.50%	0.50%	1.58%	2.08%	2.08%

Model D	(1.19%	)	(1.19%	)	(1.19%	)	0.00%	0.50%	0.50%	1.64%	2.14%	2.14%

Model E	(1.29%	)	(1.29%	)	(1.29%	)	0.00%	0.50%	0.50%	1.69%	2.19%	2.19%

The operating expense table for the Portfolio Optimization Funds found on page 16 of the Class R Shares Prospectus is replaced with the following effective September 1, 2006:

	DIRECT

	Advisory	Distribution and	Other	Total Annual
Fund	Fees	Service Fees (12b-1)[1]	Expenses[2]	Operating Expenses

Class		R		R

Model A	0.00%	0.50%	1.07%	1.57%

Model B	0.00%	0.50%	0.82%	1.32%

Model C	0.00%	0.50%	0.70%	1.20%

Model D	0.00%	0.50%	0.69%	1.19%

Model E	0.00%	0.50%	0.79%	1.29%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	DIRECT		DIRECT AND INDIRECT

	Less: Reduction/ Reimbursement	Net Operating	Net Operating
Fund	by Adviser/Distributor[3]	Expenses[1]	Expenses[4]

Class	R	R	R

Model A	(1.54%)	0.03%	1.44%

Model B	(1.30%)	0.02%	1.52%

Model C	(1.20%)	0.00%	1.58%

Model D	(1.19%)	0.00%	1.64%

Model E	(1.29%)	0.00%	1.69%

Footnote number three to the Portfolio Optimization Funds’ operating expense table found on page 20 of the Class A, B, and C Shares Prospectus and page 16 of the Class R Shares Prospectus is replaced with the following effective September 1, 2006:

[3]	To help limit Portfolio Optimization Fund expenses, Pacific Life has contractually agreed to reduce its administrative fees or otherwise reimburse each Portfolio Optimization Fund for its operating expenses (including organizational expenses, but not including; distribution and service (12b-1) fees; non 12b-1 service fees; interest; taxes (including foreign taxes on dividends, interest and gains); brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Portfolio Optimization Fund’s business) that exceed an annual rate based on a percentage of a Portfolio Optimization Fund’s average daily net assets. The expense cap is currently 0.00% for the Portfolio Optimization Funds and 0.30% for the underlying funds through December 31, 2007. Such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time of 3 years from the end of the fiscal year in which the reduction or reimbursement took place (the recoupment period may be adjusted prospectively upon supplement or revision to the relevant prospectus), to the extent such expenses fall below the expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio Optimization Fund, but not above the expense cap. There is no guarantee that Pacific Life will continue to reduce and/or reimburse expenses after December 31, 2007. If it does not, the Portfolio Optimization Funds will bear the sum of the total annual operating expenses applicable to such Portfolio Optimization Fund and the total annual operating expenses attributable to the underlying funds in which their Portfolio Optimization Fund invests.

The operating expense table for the underlying funds found on page 21 of the Class A, B, and C Shares Prospectus and page 17 of the Class R Shares Prospectus is replaced with the following effective September 1, 2006:

	Advisory	Distribution and Service			Other	Total Annual Operating
Fund	Fees	Fees (12b-1)[1]			Expenses[2,3]	Expenses

Class		A	B	C		A	B	C

PF AllianceBernstein International Value	0.85%	0.50%	1.00%	1.00%	0.93%	2.28%	2.78%	2.78%

PF Goldman Sachs Short Duration Bond	0.60%	0.50%	1.00%	1.00%	0.83%	1.93%	2.43%	2.43%

PF Janus Growth LT	0.75%	0.50%	1.00%	1.00%	0.90%	2.15%	2.65%	2.65%

PF Lazard Mid-Cap Value	0.85%	0.50%	1.00%	1.00%	0.95%	2.30%	2.80%	2.80%

PF Loomis Sayles Large-Cap Growth	0.95%	0.50%	1.00%	1.00%	1.13%	2.58%	3.08%	3.08%

PF MFS International Large-Cap	1.05%	0.50%	1.00%	1.00%	1.24%	2.79%	3.29%	3.29%

PF NB Fasciano Small Equity	1.00%	0.50%	1.00%	1.00%	1.45%	2.95%	3.45%	3.45%

PF Oppenheimer Main Street Core[5]	0.65%	0.50%	N/A	N/A	0.84%	1.99%	N/A	N/A

PF Oppenheimer Emerging Markets[5]	1.00%	0.50%	N/A	N/A	3.98%	5.48%	N/A	N/A

PF PIMCO Managed Bond	0.60%	0.50%	1.00%	1.00%	0.90%	2.00%	2.50%	2.50%

PF PIMCO Inflation Managed	0.60%	0.50%	1.00%	1.00%	0.79%	1.89%	2.39%	2.39%

PF Pacific Life Money Market[6]	0.40%	0.25%	N/A	N/A	1.07%	1.72%	N/A	N/A

PF Salomon Brothers Large-Cap Value	0.85%	0.50%	1.00%	1.00%	0.90%	2.25%	2.75%	2.75%

PF Van Kampen Comstock	0.95%	0.50%	1.00%	1.00%	0.80%	2.25%	2.75%	2.75%

PF Van Kampen Mid-Cap Growth	0.90%	0.50%	1.00%	1.00%	0.89%	2.29%	2.79%	2.79%

PF Van Kampen Real Estate	1.10%	0.50%	1.00%	1.00%	0.97%	2.57%	3.07%	3.07%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Less: Reduction/
	Reimbursement by
Fund	Adviser/Distributor[4]			Net Operating Expenses

Class	A	B	C	A	B	C

PF AllianceBernstein International Value	(0.63%)	(0.63%)	(0.63%)	1.65%	2.15%	2.15%

PF Goldman Sachs Short Duration Bond	(0.53%)	(0.53%)	(0.53%)	1.40%	1.90%	1.90%

PF Janus Growth LT	(0.60%)	(0.60%)	(0.60%)	1.55%	2.05%	2.05%

PF Lazard Mid-Cap Value	(0.65%)	(0.65%)	(0.65%)	1.65%	2.15%	2.15%

PF Loomis Sayles Large-Cap Growth	(0.83%)	(0.83%)	(0.83%)	1.75%	2.25%	2.25%

PF MFS International Large-Cap	(0.94%)	(0.94%)	(0.94%)	1.85%	2.35%	2.35%

PF NB Fasciano Small Equity	(1.15%)	(1.15%)	(1.15%)	1.80%	2.30%	2.30%

PF Oppenheimer Main Street Core[5]	(0.54%)	N/A	N/A	1.45%	N/A	N/A

PF Oppenheimer Emerging Markets[5]	(3.68%)	N/A	N/A	1.80%	N/A	N/A

PF PIMCO Managed Bond	(0.60%)	(0.60%)	(0.60%)	1.40%	1.90%	1.90%

PF PIMCO Inflation Managed	(0.49%)	(0.49%)	(0.49%)	1.40%	1.90%	1.90%

PF Pacific Life Money Market[6]	(0.77%)	N/A	N/A	0.95%	N/A	N/A

PF Salomon Brothers Large-Cap Value	(0.60%)	(0.60%)	(0.60%)	1.65%	2.15%	2.15%

PF Van Kampen Comstock	(0.50%)	(0.50%)	(0.50%)	1.75%	2.25%	2.25%

PF Van Kampen Mid-Cap Growth	(0.59%)	(0.59%)	(0.59%)	1.70%	2.20%	2.20%

PF Van Kampen Real Estate	(0.67%)	(0.67%)	(0.67%)	1.90%	2.40%	2.40%

Footnote number four to the underlying funds’ operating expense table found on page 21 of the Class A, B, and C Shares Prospectus and page 17 of the Class R Shares Prospectus is replaced with the following effective September 1, 2006:

[4]	To help limit fund expenses, Pacific Life has contractually agreed to reduce its investment advisory fees or administrative fees, or otherwise reimburse each fund for its operating expenses (including organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; non 12b-1 service fees; interest; taxes (including foreign taxes on dividends, interest and gains); brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each fund’s business) that exceed an annual rate based on a percentage of a fund’s average daily net assets. The expense cap is currently 0.30% for all funds through December 31, 2007. Such reduction or reimbursement is subject to repayment to Pacific Life, for a period of time of 3 years from the end of the fiscal year in which the reduction or reimbursement took place (the recoupment period may be adjusted prospectively upon supplement or revision to the relevant prospectus), to the extent such expenses fall below the expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the fund, but not above the expense cap. There is no guarantee that Pacific Life will continue to reduce and/or reimburse expenses after December 31, 2007. If it does not, each fund will incur the total annual operating expenses applicable to that fund.

The Examples section beginning on page 22 of the Class A, B, and C Shares Prospectus is replaced with the following effective September 1, 2006:

Examples – The examples that follow are intended to help you compare the cost of investing in Class A, Class B, and Class C shares of each fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has an average annual return of 5%, and the Portfolio Optimization Funds’ annual operating expenses (based on underlying funds’ data as of 3/31/06) remain the same. The examples reflect the contractual expense caps currently in place for the Portfolio Optimization Funds and the underlying funds through 12/31/07. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate – actual expenses and performance may vary.

Fund	Your expenses (in dollars) if you SELL your shares at the end of each period

	1 Year			3 Years			5 Years			10 Years

Class	A	B	C	A	B	C	A	B	C	A	B	C

PF Portfolio Optimization Model A	689	697	297	1,332	1,376	976	2,066	2,044	1,844	3,996	3,980	4,088

PF Portfolio Optimization Model B	696	705	305	1,319	1,362	962	2,026	2,003	1,803	3,895	3,877	3,986

PF Portfolio Optimization Model C	702	711	311	1,341	1,385	985	2,064	2,042	1,842	3,970	3,953	4,061

PF Portfolio Optimization Model D	708	717	317	1,366	1,411	1,011	2,109	2,089	1,889	4,059	4,044	4,151

PF Portfolio Optimization Model E	712	722	322	1,405	1,452	1,052	2,187	2,169	1,969	4,222	4,209	4,314

PF AllianceBernstein International Value	709	718	318	1,146	1,182	782	1,630	1,594	1,394	2,960	2,928	3,048

PF Goldman Sachs Short Duration Bond	685	693	293	1,058	1,090	690	1,472	1,431	1,231	2,626	2,588	2,713

PF Janus Growth LT	699	708	308	1,113	1,147	747	1,571	1,533	1,333	2,836	2,802	2,924

PF Lazard Mid-Cap Value	709	718	318	1,150	1,186	786	1,638	1,602	1,402	2,977	2,945	3,065

PF Loomis Sayles Large-Cap Growth [1]	718	728	328	1,208	1,246	846	1,751	1,718	1,518	3,226	3,198	3,315

PF MFS International Large-Cap	728	738	338	1,255	1,295	895	1,837	1,808	1,608	3,411	3,385	3,500

PF NB Fasciano Small Equity[2]	723	733	333	1,275	1,316	916	1,889	1,861	1,661	3,537	3,514	3,627

PF PIMCO Managed Bond	685	693	293	1,069	1,102	702	1,498	1,458	1,258	2,688	2,652	2,775

PF PIMCO Inflation Managed	685	693	293	1,051	1,083	683	1,457	1,416	1,216	2,590	2,552	2,676

PF Pacific Life Money Market	97	N/A	N/A	441	N/A	N/A	836	N/A	N/A	1,944	N/A	N/A

PF Salomon Brothers Large-Cap Value	709	718	318	1,141	1,177	777	1,619	1,583	1,383	2,934	2,901	3,022

PF Van Kampen Comstock	718	728	328	1,154	1,190	790	1,631	1,595	1,395	2,944	2,911	3,031

PF Van Kampen Mid-Cap Growth	713	723	323	1,154	1,190	790	1,640	1,604	1,404	2,973	2,941	3,061

PF Van Kampen Real Estate	732	743	343	1,225	1,264	864	1,764	1,732	1,532	3,232	3,204	3,320

Fund	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period

	1 Year			3 Years			5 Years			10 Years

Class	A	B	C	A	B	C	A	B	C	A	B	C

PF Portfolio Optimization Model A	689	197	197	1,332	976	976	2,066	1,844	1,844	3,996	3,980	4,088

PF Portfolio Optimization Model B	696	205	205	1,319	962	962	2,026	1,803	1,803	3,895	3,877	3,986

PF Portfolio Optimization Model C	702	211	211	1,341	985	985	2,064	1,842	1,842	3,970	3,953	4,061

PF Portfolio Optimization Model D	708	217	217	1,366	1,011	1,011	2,109	1,889	1,889	4,059	4,044	4,151

PF Portfolio Optimization Model E	712	222	222	1,405	1,052	1,052	2,187	1,969	1,969	4,222	4,209	4,314

PF AllianceBernstein International Value	709	218	218	1,146	782	782	1,630	1,394	1,394	2,960	2,928	3,048

PF Goldman Sachs Short Duration Bond	685	193	193	1,058	690	690	1,472	1,231	1,231	2,626	2,588	2,713

PF Janus Growth LT	699	208	208	1,113	747	747	1,571	1,333	1,333	2,836	2,802	2,924

PF Lazard Mid-Cap Value	709	218	218	1,150	786	786	1,638	1,402	1,402	2,977	2,945	3,065

PF Loomis Sayles Large-Cap Growth[1]	718	228	228	1,208	846	846	1,751	1,518	1,518	3,226	3,198	3,315

PF MFS International Large-Cap	728	238	238	1,255	895	895	1,837	1,608	1,608	3,411	3,385	3,500

PF NB Fasciano Small Equity[2]	723	233	233	1,275	916	916	1,889	1,661	1,661	3,537	3,514	3,627

PF PIMCO Managed Bond	685	193	193	1,069	702	702	1,498	1,258	1,258	2,688	2,652	2,775

PF PIMCO Inflation Managed	685	193	193	1,051	683	683	1,457	1,216	1,216	2,590	2,552	2,676

PF Pacific Life Money Market	97	N/A	N/A	441	N/A	N/A	836	N/A	N/A	1,944	N/A	N/A

PF Salomon Brothers Large-Cap Value	709	218	218	1,141	777	777	1,619	1,383	1,383	2,934	2,901	3,022

PF Van Kampen Comstock	718	228	228	1,154	790	790	1,631	1,395	1,395	2,944	2,911	3,031

PF Van Kampen Mid-Cap Growth	713	223	223	1,154	790	790	1,640	1,404	1,404	2,973	2,941	3,061

PF Van Kampen Real Estate	732	243	243	1,225	864	864	1,764	1,532	1,532	3,232	3,204	3,320

1    formerly called Blue Chip
2    formerly called Aggressive Growth

The Examples section on page 18 of the Class R Shares Prospectus is replaced with the following effective September 1, 2006:

Examples – The examples that follow are intended to help you compare the cost of investing in Class R shares of each fund with the cost of investing in other mutual funds. Each example assumes that you invest $10,000 in Class R shares for the time periods indicated, your investment has an average annual return of 5%, and the Portfolio Optimization Funds’ annual operating expenses (based on underlying funds’ data as of 3/31/06) remain the same. The examples reflect the contractual expense caps currently in place for the Portfolio Optimization Funds and the underlying funds through 12/31/07. Although your actual costs may be higher or lower, the examples show what your costs would be based on these assumptions. Keep in mind that this is an estimate – actual expenses and performance may vary.

Your expenses (in dollars) whether you sell or don’t sell your shares at the end of each period are the same, because there are no initial or deferred sales charges associated with Class R shares.

Fund	Your expenses (in dollars)

	1 Year	3 Years	5 Years	10 Years

Class	R	R	R	R

PF Portfolio Optimization Model A	147	828	1,605	3,647

PF Portfolio Optimization Model B	155	814	1,562	3,539

PF Portfolio Optimization Model C	161	837	1,603	3,619

PF Portfolio Optimization Model D	167	863	1,650	3,714

PF Portfolio Optimization Model E	172	905	1,733	3,886